Multiemployer Pension Plans	12 Months Ended
Dec. 31, 2011
Baker 401(k) Plan/Multiemployer Pension Plans [Abstract]
MULTIEMPLOYER PENSION PLANS
18.	MULTIEMPLOYER PENSION PLANS

With the RBF acquisition, the Company added a total of approximately 30 surveyors in Southern California belong to The International Union of Operating Engineers, Local Union No. 12 (“Local No. 12”) and in Northern California belong to Operating Engineers Local Union No. 3 (Technical Engineers and General Surveying for Northern California and Northern Nevada) (“Local No. 3”). RBF is a member of two employer-representative associations, the Southern California Association of Civil Engineers and Land Surveyors and the California & Nevada Civil Engineers and Land Surveyors Association. These associations provide assistance with pay rate and benefits negotiations with respective labor unions and the current labor agreement for Local No. 12 is in effect from October 1, 2010 to October 1, 2013 and for Local No. 3 is in effect from April 1, 2012 to February 28, 2015.

As part of the RBF acquisition on October 3, 2011, the Company began contributing to two trusteed multiemployer defined benefit pension plans for the union employees under the labor agreements. Contributions are based on the hours worked by employees covered under these agreements and are charged to direct costs of contracts on a current basis. Under the Employee Retirement Income Security Act, a contributor to a multiemployer plan is liable, upon termination or withdrawal from a plan, for its proportionate share of a plan’s unfunded vested liability. As of December 31, 2011 the Company’s proportionate share of estimated unfunded liability for Local No. 12’s multiemployer pension plan was $2,550,000 and for Local No. 3’s multiemployer pension plan was $953,000. The Company’s combined contributions to these multiemployer pension plans from October 1, 2011 through December 31, 2011 were $248,000.